Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories	18 Inventories

	At December 31,
Non-Current	2025	2024
Supplies	294	314
	294	314
Current
Supplies	6,390	4,725
Oil and byproducts	8,341	6,681
Others	4	4
	14,735	11,410